Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Line Items]
Consolidated net assets	$ 19,605	$ 18,803
PRC [Member] | Minimum [Member]
Restricted Net Assets [Line Items]
Statutory surplus	10.00%
PRC [Member] | Maximum [Member]
Restricted Net Assets [Line Items]
Statutory surplus	50.00%